RETIREMENT BENEFIT SCHEMES	12 Months Ended
Dec. 31, 2017
RETIREMENT BENEFIT SCHEMES
RETIREMENT BENEFIT SCHEMES

39.  RETIREMENT BENEFIT SCHEMES

The Group operated defined contribution schemes for its qualifying employees.

The total costs charged to profit or loss of approximately USD734 thousand, USD816 thousand and USD627 thousand represent contributions payable to these schemes by the Group in the year ended December 31, 2015, 2016 and 2017, respectively. As at December 31, 2016 and 2017, contributions of USD89 thousand and nil due in respect of the year ended December 31, 2016 and 2017 had not been paid over the plans, respectively. The amounts were paid subsequent to the end of the reporting period.